Income Tax - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019 USD ($)
Domestic Tax Authority [Member]
Income tax carryforwards	$ 9,142,338
Tax credit carryforward expiration description	If unused, carryforwards will expire beginning in 2031.
State and Local Jurisdiction [Member]
Income tax carryforwards	$ 10,612,266